Borrowings - Credit Facilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		10 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Nov. 03, 2017	Dec. 31, 2017
Debt Instrument [Line Items]
Amount outstanding	$ 205,694		$ 205,694			$ 219,856
Gain/ (Loss) on bond and debt extinguishment	0	$ 1,715	0	$ 1,715
Repayment of debt			$ 19,342
Navios Logistics
Debt Instrument [Line Items]
Variable rate basis			LIBOR
Face amount at issuance date	162,715		$ 162,715
Navios Logistics | Minimum
Debt Instrument [Line Items]
Loan margin percentage			3.15%
Maturity date			Sep. 30, 2021
Navios Logistics | Maximum
Debt Instrument [Line Items]
Loan margin percentage			3.25%
Maturity date			Nov. 30, 2024
Line of Credit
Debt Instrument [Line Items]
Variable rate basis			LIBOR
Line of Credit | Minimum
Debt Instrument [Line Items]
Loan margin percentage			2.55%
Maturity date			Mar. 31, 2020
Line of Credit | Maximum
Debt Instrument [Line Items]
Loan margin percentage			3.60%
Maturity date			Nov. 30, 2022
Navios Acquisition Loan
Debt Instrument [Line Items]
Line of credit facility issuance date			Sep. 19, 2016
Maximum borrowing capacity	$ 70,000		$ 70,000
Total amount of prepayment to affiliate company					$ (55,132)
Prepayment amount of loan to affiliate company, net					50,000
Accrued interest					$ 5,132